Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 91.8%
		Brazil: 3.8%
89,500		BB Seguridade Participacoes SA	$ 403,220	0.2
127,504		CCR SA	336,882	0.2
20,000		Cia de Saneamento Basico do Estado de Sao Paulo	153,578	0.1
32,809		Cia Siderurgica Nacional S.A.	280,265	0.2
27,100		Energisa SA - Unit	244,756	0.1
111,529		JBS SA	645,630	0.4
100,900	(1)	Klabin SA - Unit	507,433	0.3
91,688		Petrobras Distribuidora SA	450,198	0.3
41,388		Sul America SA - Unit	275,406	0.2
30,085		Telefonica Brasil SA-VIVT3	254,571	0.1
193,000		TIM SA/Brazil	448,458	0.3
46,200		Ultrapar Participacoes SA	168,429	0.1
99,815		Vale SA	2,141,588	1.3
			6,310,414	3.8

		Chile: 0.3%
106,699		Cencosud SA	207,654	0.1
1,076,972		Enel Chile SA	63,816	0.0
57,053		Falabella SA	249,553	0.2
			521,023	0.3

		China: 36.2%
180,000	(1)	Air China Ltd. - H Shares	149,909	0.1
35,681	(1)	Alibaba Group Holding Ltd. BABA ADR	7,634,307	4.6
101,250	(2)	A-Living Smart City Services Co. Ltd - H Shares	492,607	0.3
126,000		Anhui Conch Cement Co., Ltd. - H Shares	780,060	0.5
49,000		Anta Sports Products Ltd.	989,126	0.6
59,600		Apeloa Pharmaceutical Co. Ltd. - A Shares	233,452	0.1
3,098		Autohome, Inc. ADR	238,763	0.1
2,657	(1)	Baidu, Inc. ADR	521,489	0.3
2,022,000		Bank of China Ltd. - H Shares	766,175	0.5
187,090		Bank of Jiangsu Co. Ltd. - A Shares	224,854	0.1
325,900		Beijing-Shanghai High Speed Railway Co. Ltd. - A Shares	296,715	0.2
425,500		BOE Technology Group Co. Ltd. - A Shares	421,531	0.3
976,000		Bosideng International Holdings Ltd.	531,583	0.3
148,000	(3)	Brilliance China Automotive Holdings Ltd.	139,211	0.1
12,500		Byd Co., Ltd. - H Shares	287,294	0.2
109,100		By-health Co. Ltd. - A Shares	633,596	0.4
146,000		China Aoyuan Group Ltd.	171,223	0.1
598,000		China Communications Services Corp., Ltd. - H Shares	251,193	0.1
2,536,000		China Construction Bank - H Shares	2,089,478	1.3
881,000		China Everbright Bank Co. Ltd. - H Shares	375,880	0.2
60,000	(2)	China Feihe Ltd.	163,470	0.1
209,000		China Lesso Group Holdings Ltd.	529,574	0.3
384,000		China Life Insurance Co., Ltd. - H Shares	814,576	0.5
376,000		China Medical System Holdings Ltd.	938,562	0.6
54,000		China Mengniu Dairy Co., Ltd.	319,623	0.2
171,500		China Merchants Bank Co., Ltd. - H Shares	1,586,724	1.0
460,000		China National Building Material Co., Ltd. - H Shares	609,166	0.4
430,000		China Oilfield Services Ltd. - H Shares	400,437	0.2
296,000		China Overseas Land & Investment Ltd.	717,536	0.4
291,000		China Railway Group Ltd. - H Shares	153,613	0.1
592,000		China Resources Cement Holdings Ltd. - H Shares	628,565	0.4
86,000		China Resources Land Ltd.	406,343	0.2
236,500	(2)	China Resources Pharmaceutical Group Ltd.	168,128	0.1
399,000		China Shenhua Energy Co., Ltd. - H Shares	881,033	0.5
2,332,000	(2)	China Tower Corp. Ltd. - H Shares	318,610	0.2
542,000		China Traditional Chinese Medicine Holdings Co. Ltd.	348,419	0.2
91,100		China Vanke Co. Ltd. - H Shares	314,089	0.2
154,000		CITIC Securities Co. Ltd. - H Shares	425,821	0.3
64,000		Country Garden Services Holdings Co. Ltd. - H Shares	649,420	0.4
591,360		CSPC Pharmaceutical Group Ltd.	889,296	0.5
519,000	(2)	Dali Foods Group Co. Ltd.	329,687	0.2
11,800		DaShenLin Pharmaceutical Group Co. Ltd. - A Shares	137,580	0.1
51,000		Focus Media Information Technology Co. Ltd. - A Shares	83,518	0.0
6,100		G-bits Network Technology Xiamen Co. Ltd. - A Shares	444,795	0.3

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Shares	Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
146,360		Giant Network Group Co. Ltd. - A Shares	$ 318,418	0.2
7,700		Gigadevice Semiconductor Beijing, Inc. - A Shares	161,858	0.1
21,700		GoerTek, Inc. - A Shares	131,538	0.1
301,200	(2)	Huatai Securities Co. Ltd. - H Shares	465,978	0.3
84,300		Huaxin Cement Co. Ltd. - A Shares	292,862	0.2
36,300		Huayu Automotive Systems Co. Ltd. - A Shares	137,537	0.1
66,800		Hubei Jumpcan Pharmaceutical Co. Ltd. - A Shares	192,687	0.1
2,514,592		Industrial & Commercial Bank of China - H Shares	1,650,854	1.0
120,600		Industrial Bank Co. Ltd. - A Shares	441,048	0.3
3,671		Intco Medical Technology Co. Ltd. - A Shares	80,349	0.0
23,500		Jafron Biomedical Co. Ltd. - A Shares	339,913	0.2
16,283	(1)	JD.com, Inc. ADR	1,203,965	0.7
141,900		Jinke Properties Group Co. Ltd. - A Shares	135,094	0.1
5,300		JiuGui Liquor Co. Ltd. - A Shares	198,919	0.1
96,100		Joincare Pharmaceutical Group Industry Co. Ltd. - A Shares	223,912	0.1
22,671		Joyoung Co. Ltd. - A Shares	110,315	0.1
1,045		JOYY, Inc. ADR	80,413	0.0
874,000		Kaisa Group Holdings Ltd. - H Shares	401,063	0.2
159,000		Kingboard Holdings Ltd.	878,832	0.5
249,000		Kingboard Laminates Holdings Ltd.	538,546	0.3
604,000		Lenovo Group Ltd.	728,357	0.4
145,500		Li Ning Co. Ltd.	1,337,698	0.8
244,000		Logan Group Co. Ltd.	391,036	0.2
51,900	(1),(2)	Meituan Class B	1,819,079	1.1
252,500		Metallurgical Corp. of China Ltd. - A Shares	121,909	0.1
1,173		NetEase, Inc. ADR	138,332	0.1
115,900		New China Life Insurance Co. Ltd. - H Shares	436,115	0.3
20,001	(1)	NIO, Inc. ADR	772,439	0.5
27,200	(1),(2)	Nongfu Spring Co. Ltd. - H Shares	156,676	0.1
15,600		Offcn Education Technology Co. Ltd. - A Shares	61,353	0.0
68,785		Perfect World Co. Ltd./China - A Shares	232,515	0.1
1,828,000		PetroChina Co., Ltd. - H Shares	747,510	0.4
7,409	(1)	Pinduoduo, Inc. ADR	925,236	0.6
71,500		Ping An Bank Co. Ltd. - A Shares	275,325	0.2
123,500		Ping An Insurance Group Co. of China Ltd. - H Shares	1,349,012	0.8
107,000	(2)	Postal Savings Bank of China Co. Ltd. - H Shares	76,839	0.0
92,000		SAIC Motor Corp. Ltd. - A Shares	294,560	0.2
32,200		Shandong Buchang Pharmaceuticals Co. Ltd. - A Shares	116,042	0.1
10,900		Shanghai Bairun Investment Holding Group Co. Ltd. - A Shares	219,369	0.1
47,900		Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	104,710	0.1
2,600		Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	198,271	0.1
94,000		Shimao Group Holdings Ltd.	269,693	0.2
43,200		Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	150,290	0.1
1,000		Silergy Corp.	125,503	0.1
76,000		Sino Biopharmaceutical Ltd.	84,233	0.0
31,600		Suzhou Dongshan Precision Manufacturing Co. Ltd. - A Shares	90,081	0.1
68,200		Tangshan Jidong Cement Co. Ltd. - A Shares	151,093	0.1
111,100		Tencent Holdings Ltd.	8,685,899	5.2
94,000		Tingyi Cayman Islands Holding Corp.	178,763	0.1
121,000	(2)	Topsports International Holdings Ltd. - H Shares	187,274	0.1
10,000		Tsingtao Brewery Co., Ltd. - H Shares	106,239	0.1
221,000		Uni-President China Holdings Ltd.	241,285	0.1
453,000		Want Want China Holdings Ltd.	336,221	0.2
167,000		Weichai Power Co. Ltd. - H Shares	387,043	0.2
85,992		Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. - A Shares	327,178	0.2
2,600		Wuliangye Yibin Co. Ltd. - A Shares	129,700	0.1
166,000		Yanzhou Coal Mining Co., Ltd. - H Shares	211,372	0.1
1,776,000		Yuexiu Property Co. Ltd. - H Shares	439,172	0.3
98,000		Zhejiang Expressway Co., Ltd. - H Shares	86,602	0.1

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
35,600		Zhejiang Longsheng Group Co. Ltd. - A Shares	$ 80,008	0.0
			60,241,164	36.2

		Colombia: 0.5%
841,351		Ecopetrol SA	501,679	0.3
59,292		Grupo de Inversiones Suramericana SA	325,403	0.2
			827,082	0.5

		Egypt: 0.4%
179,668		Commercial International Bank Egypt SAE	612,710	0.3
181,976		Eastern Co. SAE	141,072	0.1
			753,782	0.4

		Greece: 0.5%
10,650		Jumbo SA	204,881	0.1
35,186		OPAP S.A.	552,983	0.4
			757,864	0.5

		Hungary: 0.5%
28,365	(1)	MOL Hungarian Oil & Gas PLC	227,831	0.1
11,658	(1)	OTP Bank Nyrt	639,927	0.4
			867,758	0.5

		India: 9.2%
8,116		ACC Ltd.	222,177	0.1
44,661	(1)	Adani Ports & Special Economic Zone, Ltd.	478,055	0.3
8,264		Aurobindo Pharma Ltd.	116,518	0.1
43,571	(1)	Cipla Ltd.	561,492	0.3
63,210		Container Corp. Of India Ltd.	581,735	0.4
1,394		Dr Reddys Laboratories Ltd.	99,760	0.1
8,934		Hero Motocorp Ltd.	368,632	0.2
147,850		Hindalco Industries Ltd.	789,746	0.5
27,469		Hindustan Unilever Ltd.	879,509	0.5
7,067		Housing Development Finance Corp.	247,455	0.1
160,341	(1)	ICICI Bank Ltd.	1,427,037	0.9
102,898		Infosys Ltd.	1,991,889	1.2
134,582		ITC Ltd.	395,021	0.2
161,406	(1)	Motherson Sumi Systems Ltd.	523,079	0.3
3,331		Nestle India Ltd.	804,448	0.5
341,650		Oil & Natural Gas Corp., Ltd.	529,416	0.3
75,769		Petronet LNG Ltd.	251,723	0.2
84,893		Power Grid Corp. of India Ltd.	263,964	0.2
235,145		REC Ltd.	473,697	0.3
8,744		Reliance Industries Ltd.	252,516	0.2
11,908		Shriram Transport Finance Co. Ltd.	238,609	0.1
91,337	(1)	State Bank of India	531,468	0.3
24,232		Tata Consultancy Services Ltd.	1,050,368	0.6
66,975		Tata Steel Ltd.	1,019,353	0.6
80,430		Tech Mahindra Ltd.	1,137,901	0.7
			15,235,568	9.2

		Indonesia: 2.1%
5,788,800		Adaro Energy Tbk PT	473,969	0.3
1,153,300		Astra International Tbk PT	415,369	0.3
322,500		Bank Central Asia Tbk PT	715,219	0.4
873,800		Bank Mandiri Persero TBK PT	354,262	0.2
755,900		Bank Rakyat Indonesia	215,387	0.1
264,200		Indah Kiat Pulp & Paper Tbk PT	154,887	0.1
2,576,200		Kalbe Farma Tbk PT	259,562	0.2
223,100		Semen Indonesia Persero Tbk PT	150,667	0.1
1,665,300		Telkom Indonesia Persero Tbk PT	381,817	0.2
205,100		United Tractors Tbk PT	313,274	0.2
			3,434,413	2.1

		Malaysia: 1.5%
59,500		Hartalega Holdings Bhd	132,287	0.1
86,300		Hong Leong Bank BHD	388,130	0.2
41,200		Hong Leong Financial Group Bhd	177,813	0.1
96,200		Kossan Rubber Industries	95,435	0.1
126,400		MISC Bhd	210,538	0.1
293,000		RHB Bank Bhd	380,664	0.2
166,700		Supermax Corp. Bhd	170,558	0.1
192,100		Tenaga Nasional BHD	464,148	0.3
380,400		Top Glove Corp. Bhd	467,824	0.3
			2,487,397	1.5

		Mexico: 1.8%
902,448		America Movil SAB de CV-AMXL	692,309	0.4
150,100	(1)	Cemex SA de CV - Unit	124,041	0.1
21,361		Coca-Cola Femsa SAB de CV - Unit	104,403	0.0
466,968		Fibra Uno Administracion SA de CV	547,429	0.3
61,444		Fomento Economico Mexicano SAB de CV - Unit	503,817	0.3
26,313		Gruma SAB de CV	283,382	0.2
232,103		Grupo Bimbo SAB de CV	504,572	0.3
36,300		Megacable Holdings SAB de CV - Unit	136,139	0.1
63,396		Orbia Advance Corp. SAB de CV	178,908	0.1
			3,075,000	1.8

		Philippines: 0.4%
52,060		BDO Unibank, Inc.	110,855	0.0
1,945		Globe Telecom, Inc.	73,694	0.1
148,980		International Container Terminal Services, Inc.	455,742	0.3
			640,291	0.4

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Qatar: 1.5%
352,905		Barwa Real Estate Co.	$ 317,411	0.2
505,153		Commercial Bank PQSC	743,376	0.5
179,074		Industries Qatar QSC	635,629	0.4
359,952		Masraf Al Rayan	440,363	0.2
72,094		Qatar Islamic Bank SAQ	342,489	0.2
			2,479,268	1.5

		Romania: 0.1%
17,743		NEPI Rockcastle PLC	123,456	0.1

		Russia: 2.6%
10,503,276		Inter RAO UES PJSC	724,725	0.4
13,843		Lukoil PJSC	1,123,637	0.7
248		MMC Norilsk Nickel OJSC	92,242	0.1
53,171		Mobile TeleSystems PJSC ADR	484,920	0.3
26,777		PhosAgro OJSC GDR	547,857	0.3
1,486,868		Surgutneftegas PJSC	735,020	0.5
81,524		Tatneft PJSC	548,311	0.3
			4,256,712	2.6

		Saudi Arabia: 1.5%
5,579		Al Rajhi Bank	153,364	0.1
19,819		Dr Sulaiman Al Habib Medical Services Group Co.	867,851	0.5
11,247		SABIC Agri-Nutrients Co.	302,210	0.2
33,478		Saudi Electricity Co.	219,601	0.1
71,890		Saudi Industrial Investment Group	739,074	0.4
18,873		Saudi National Bank	270,747	0.2
			2,552,847	1.5

		South Africa: 4.2%
27,180	(1)	Absa Group Ltd.	281,738	0.2
4,393		Anglo American Platinum Ltd.	553,372	0.3
17,397		Bidvest Group Ltd.	245,492	0.1
27,958		Gold Fields Ltd.	338,929	0.2
45,472		Impala Platinum Holdings Ltd.	785,217	0.5
3,810		Kumba Iron Ore Ltd.	169,762	0.1
7,945		Mr Price Group Ltd.	133,635	0.1
80,456	(1)	MTN Group Ltd.	591,742	0.4
5,259		Naspers Ltd.	1,159,226	0.7
50,475		Nedbank Group Ltd.	585,978	0.3
171,032		Rand Merchant Investment Holdings Ltd.	403,405	0.2
11,366		Reinet Investments SCA	237,823	0.1
32,838		Remgro Ltd.	288,490	0.2
27,036	(1)	Sasol Ltd.	440,845	0.3
35,449		Sibanye Stillwater Ltd.	161,603	0.1
30,160		Vodacom Group Pty Ltd.	289,098	0.2
69,887	(1)	Woolworths Holdings Ltd./South Africa	282,382	0.2
			6,948,737	4.2

		South Korea: 10.1%
7,222		CJ Corp.	708,649	0.4
10,250		DB Insurance Co. Ltd.	464,836	0.3
12,430		Fila Holdings Corp.	611,092	0.4
12,033		GS Engineering & Construction Corp.	478,562	0.3
4,330		GS Holdings Corp.	179,405	0.1
2,499		GS Retail Co. Ltd.	83,394	0.0
26,192		Hana Financial Group, Inc.	1,069,215	0.6
12,055		Hankook Tire & Technology Co. Ltd.	521,804	0.3
2,243		Hyundai Engineering & Construction Co. Ltd.	112,683	0.1
1,660		Hyundai Heavy Industries Holdings Co., Ltd.	103,655	0.1
8,473		Hyundai Marine & Fire Insurance Co., Ltd.	186,500	0.1
1,113		Hyundai Mobis Co. Ltd.	277,413	0.2
376		Hyundai Motor Co.	78,034	0.0
5,460		Hyundai Steel Co.	260,460	0.2
10,315		Kakao Corp.	1,127,707	0.7
14,665		KB Financial Group, Inc.	751,372	0.5
11,531		Kia Corp.	872,307	0.5
10,899	(1)	Korea Gas Corp.	324,025	0.2
3,193		KT&G Corp.	239,621	0.1
858		Kumho Petrochemical Co. Ltd.	179,308	0.1
454		LG Chem Ltd.	338,337	0.2
13,532	(1)	LG Display Co., Ltd.	284,391	0.2
1,016		LG Innotek Co. Ltd.	183,607	0.1
2,870		Lotte Shopping Co. Ltd.	300,649	0.2
690		NCSoft Corp.	527,269	0.3
688		Orion Corp./Republic of Korea	73,054	0.0
3,129		POSCO	1,000,774	0.6
3,255		Samsung Fire & Marine Insurance Co. Ltd.	612,270	0.4
2,795		Samsung Securities Co. Ltd.	116,165	0.1
5,343		Samsung Electro-Mechanics Co. Ltd.	804,914	0.5
898		Samsung SDI Co., Ltd.	515,419	0.3
27,806		Shinhan Financial Group Co., Ltd.	1,055,013	0.6
324		Shinsegae, Inc.	91,411	0.1
349		SK Holdings Co. Ltd.	82,918	0.0
13,003		SK Hynix, Inc.	1,457,911	0.9
2,352		SK Telecom Co., Ltd.	670,898	0.4
			16,745,042	10.1

		Taiwan: 12.2%
116,000		Acer, Inc.	132,738	0.1
54,000		Asia Cement Corp.	98,203	0.1
54,000		Catcher Technology Co., Ltd.	355,529	0.2
104,240		Chailease Holding Co. Ltd.	787,304	0.5
189,000		Chicony Electronics Co. Ltd.	526,774	0.3
205,000		HON HAI Precision Industry Co., Ltd.	819,110	0.5
4,000		Largan Precision Co. Ltd.	419,012	0.2
45,000		MediaTek, Inc.	1,554,619	0.9
69,000		Micro-Star International Co., Ltd.	412,633	0.2

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan: (continued)
22,000	Nien Made Enterprise Co. Ltd.	$ 323,570	0.2
54,000	Novatek Microelectronics Corp., Ltd.	980,675	0.6
23,000	Phison Electronics Corp.	386,417	0.2
433,000	Pou Chen Corp.	596,815	0.4
49,000	Quanta Computer, Inc.	155,319	0.1
57,000	Realtek Semiconductor Corp.	1,020,050	0.6
454,962	Taiwan Semiconductor Manufacturing Co., Ltd.	9,659,838	5.8
260,000	United Microelectronics Corp.	488,637	0.3
41,000	Vanguard International Semiconductor Corp.	172,714	0.1
67,000	Walsin Technology Corp.	499,869	0.3
75,000	Winbond Electronics Corp.	91,222	0.1
16,000	Yageo Corp.	281,814	0.2
135,000	Zhen Ding Technology Holding Ltd.	471,370	0.3
		20,234,232	12.2

	Thailand: 2.1%
75,300	Central Retail Corp. PCL - Foreign	79,994	0.1
68,400	Electricity Generating PCL - Foreign	380,534	0.2
279,400	Indorama Ventures PCL - Foreign	406,030	0.2
47,800	Kasikornbank PCL - Foreign	183,525	0.1
114,900	Muangthai Capital PCL - Foreign	225,756	0.1
202,500	PTT Exploration & Production PCL	760,454	0.5
158,800	PTT Global Chemical PCL	319,658	0.2
572,000	PTT PCL - Foreign	717,562	0.4
212,100	Sri Trang Gloves Thailand PCL - Foreign	302,346	0.2
49,100	Srisawad Corp. PCL - Foreign	118,038	0.1
		3,493,897	2.1

	Turkey: 0.3%
93,603	Akbank TAS	57,374	0.0
73,505	Eregli Demir ve Celik Fabrikalari TAS	164,846	0.1
55,267	Haci Omer Sabanci Holding AS	55,671	0.0
117,487	Turkcell Iletisim Hizmet AS	216,569	0.1
261,626	Yapi ve Kredi Bankasi AS	66,057	0.1
		560,517	0.3

	United Arab Emirates: 0.0%
87,202	Aldar Properties PJSC	$ 88,050	0.0

	Total Common Stock
	(Cost $117,163,815)	152,634,514	91.8

EXCHANGE-TRADED FUNDS: 2.3%
69,662	iShares MSCI Emerging Markets ETF	3,822,354	2.3

	Total Exchange-Traded Funds
	(Cost $3,794,765)	3,822,354	2.3

PREFERRED STOCK: 5.1%
	Brazil: 1.5%
220,049	Cia Energetica de Minas Gerais	578,443	0.4
180,705	Itausa SA	378,629	0.2
272,448	Petroleo Brasileiro SA	1,409,367	0.9
		2,366,439	1.5

	South Korea: 3.6%
92,789	Samsung Electronics Co., Ltd.	6,003,035	3.6

	Total Preferred Stock
	(Cost $5,736,140)	8,369,474	5.1

	Total Long-Term Investments
	(Cost $126,694,720)	164,826,342	99.2

SHORT-TERM INVESTMENTS: 0.6%
	Mutual Funds: 0.6%
1,063,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $1,063,000)	1,063,000	0.6

	Total Short-Term Investments
	(Cost $1,063,000)	1,063,000	0.6

	Total Investments in Securities (Cost $127,757,720)	$ 165,889,342	99.8
	Assets in Excess of Other Liabilities	342,122	0.2
	Net Assets	$ 166,231,464	100.0

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Rate shown is the 7-day yield as of May 31, 2021.

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Information Technology	21.0%
Financials	17.0
Consumer Discretionary	14.8
Communication Services	10.4
Materials	9.0
Energy	6.3
Consumer Staples	4.8
Industrials	4.6
Health Care	4.3
Real Estate	2.6
Exchange-Traded Funds	2.3
Utilities	2.1
Short-Term Investments	0.6
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2021
Asset Table
Investments, at fair value
Common Stock
Brazil	$6,310,414	$–	$–	$6,310,414
Chile	521,023	–	–	521,023
China	12,062,560	48,039,393	139,211	60,241,164
Colombia	827,082	–	–	827,082
Egypt	141,072	612,710	–	753,782
Greece	–	757,864	–	757,864
Hungary	–	867,758	–	867,758
India	–	15,235,568	–	15,235,568
Indonesia	–	3,434,413	–	3,434,413
Malaysia	–	2,487,397	–	2,487,397
Mexico	3,075,000	–	–	3,075,000
Philippines	73,694	566,597	–	640,291
Qatar	1,085,865	1,393,403	–	2,479,268
Romania	123,456	–	–	123,456
Russia	1,032,777	3,223,935	–	4,256,712
Saudi Arabia	490,348	2,062,499	–	2,552,847
South Africa	660,556	6,288,181	–	6,948,737
South Korea	–	16,745,042	–	16,745,042
Taiwan	323,570	19,910,662	–	20,234,232
Thailand	–	3,493,897	–	3,493,897
Turkey	164,846	395,671	–	560,517
United Arab Emirates	–	88,050	–	88,050
Total Common Stock	26,892,263	125,603,040	139,211	152,634,514
Exchange-Traded Funds	3,822,354	–	–	3,822,354
Preferred Stock	2,366,439	6,003,035	–	8,369,474
Short-Term Investments	1,063,000	–	–	1,063,000
Total Investments, at fair value	$34,144,056	$131,606,075	$139,211	$165,889,342
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(748,246)	$–	$(748,246)
Total Liabilities	$–	$(748,246)	$–	$(748,246)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2021, the following OTC written equity options were outstanding for Voya Emerging Markets High Dividend Equity Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
iShares MSCI Emerging Markets ETF	Royal Bank of Canada	Call	06/04/21	USD	54.690	301,700	USD	16,482,173	$283,809	$(166,744)
iShares MSCI Emerging Markets ETF	Royal Bank of Canada	Call	06/18/21	USD	53.140	306,737	USD	16,757,349	276,278	(581,502)
									$560,087	$(748,246)

Currency Abbreviations
USD	-	United States Dollar

At May 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $128,178,864.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$41,572,020
Gross Unrealized Depreciation	(4,499,063)

Net Unrealized Appreciation	$37,072,957